Note 18 - Related Party Transactions and Key Management Compensation (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Due to Related Parties		$ 6,726
Director and Executive Officers [Member]
Due to Related Parties		$ 6,726